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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-2213

                        Castle Convertible Fund, Inc.
            ____________________________________________________
             (Exact name of registrant as specified in charter)

                 111 Fifth Avenue, New York, New York 10003
        _____________________________________________________________
        (Address of principal executive offices)           (Zip code)

                            Mr. Frederick A. Blum
                         Fred Alger Management, Inc.
                              111 Fifth Avenue
                          New York, New York 10003
        _____________________________________________________________
                   (Name and address of agent for service)

      Registrant's telephone number, including area code: 212-806-8800

      Date of fiscal year end: October 31

      Date of reporting period: July 31, 2005

ITEM 1.  Schedule of Investments.

Schedules of Investments

CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2005

 Principal   Corporate Convertible
  Amount      Bonds-53.5%                                       Value
------------------------------------------------------------------------


             AEROSPACE & DEFENSE-3.4%
$1,000,000   Armour Holdings, Inc.,
              2.00%, 11/1/24                                 $   982,500
   500,000   EDO Corporation, Cv. Sub.
              Notes, 5.25%, 4/15/07                              523,125
   500,000   L-3 Communication Holdings,
              3.00%, 8/1/35(a)                                   510,000
                                                             -----------
                                                               2,015,625
                                                             -----------
             BIOTECHNOLOGY-5.8%
 1,000,000   Genzyme Corporation General,
              Cv. Senior Notes, 1.25%,
              12/1/23                                          1,183,750
 1,000,000   Invitrogen Corporation Cv.
              Senior Notes, 3.25%,
              6/15/25(a)                                       1,097,500
   500,000   Protein Design Labs, 2.75%,
              8/16/23                                            633,750
   500,000   Protein Design Labs, 2.00%,
              2/15/12(a)                                         573,750
                                                             -----------
                                                               3,488,750
                                                             -----------
             CAPITAL MARKETS-.7%
   400,000   E*TRADE Group, Inc., Cv. Sub.
              Notes, 6.00%, 2/1/07                               403,500
                                                             -----------
             COMMUNICATION SERVICES
              & SUPPLIES-.9%
   600,000   SCI Systems, Inc., Cv. Sub.
              Notes, 3.00%, 3/15/07                              566,250
                                                             -----------
             COMMUNICATIONS
              EQUIPMENT-1.3%
   850,000   Adaptec, Inc., Cv. Sub. Notes,
              3.00%, 3/5/07                                      802,188
                                                             -----------
             COMPUTER SOFTWARE-3.4%
   550,000   BEA Systems, Inc., Cv. Sub.
              Notes, 4.00%, 12/15/06                             544,500
   500,000   Mercury Interactive Corporation,
              Cv. Sub. Notes, 4.75%,  7/1/07                     491,250
 1,000,000   Sybase Inc., 1.75%, 2/22/25                       1,026,250
                                                             -----------
                                                               2,062,000
                                                             -----------
             CONSTRUCTION &
              ENGINEERING-2.1%
 1,000,000   Fluor Corporation, 1.5%,
              2/15/24                                          1,236,250
                                                             -----------
             CONSUMER FINANCE-1.4%
   850,000   Providian Financial Corp., Cv.
              Senior Notes, 3.25%, 8/15/05                       852,125
                                                             -----------
             ENERGY EQUIPMENT
              & SERVICES-2.2%
   500,000   Diamond Offshore Drilling Inc.,
              Cv. Senior Deb., 1.5% 4/15/31                      628,750
   550,000   Pride International Inc., Cv.
              Senior Notes, 3.25%, 5/1/33                        662,063
                                                             -----------
                                                               1,290,813
                                                             -----------

 Principal   Corporate Convertible
  Amount      Bonds-(Continued)                                 Value
------------------------------------------------------------------------

             FOOD & DRUG RETAILING-1.2%
$  700,000   Rite Aid Corporation, Cv. Notes,
              4.75%, 12/1/06                                 $   701,750
                                                             -----------
             FOOD & STAPLES RETAILING-.4%
   500,000   Nash Finch Company, Cv.
              Senior Sub. Notes, 1.631%,
              3/15/35(a)                                         233,750
                                                             -----------
             HEALTH CARE-2.7%
   500,000   Apria Healthcare Group Inc.,
              Cv. Senior Notes, 3.375%,
              5/15/33(a)                                         540,625
   800,000   Edwards Lifesciences
              Corporation, Cv. Senior Deb.,
              3.875%, 5/15/33(a)                                 822,000
   250,000   Manor Care, Inc., 2.125%,
              8/1/35                                             255,625
                                                             -----------
                                                               1,618,250
                                                             -----------
             HOTELS, RESTAURANTS &
              LEISURE-3.6%
   250,000   Fairmont Hotels & Resorts Inc.,
              Cv. Senior Notes, 3.75%,
              2/1/23(a)                                          260,000
   750,000   Hilton Hotels Corp., Cv. Sub.
              Notes, 3.375%, 4/15/23                             925,313
   750,000   Starwood Hotels & Resorts
              Worldwide Inc., Cv. Senior
              Notes, 3.50%, 5/16/23                              967,500
                                                             -----------
                                                               2,152,813
                                                             -----------
             INDUSTRIAL CONGLOMERATES-2.2%
 1,000,000   TYCO International Group, Cv.
              Senior Deb., 2.75%, 1/15/18                      1,343,750
                                                             -----------
             MEDIA-8.3%
   500,000   Lamar Advertising Company,
              2.875%, 12/31/10                                   526,250
 1,350,000   Liberty Media Corporation,
              Senior Exchangeable Deb.,
              3.50%, 1/15/31                                   1,307,813
   725,000   Regal Entertainment Group,
              Cv. Senior Notes, 3.75%,
              5/15/08                                            929,813
   825,000   Sinclair Broadcast Group, Inc.,
              Cv. Senior Sub. Notes, 4.875%,
              7/15/18                                            741,469
 1,500,000   XM Satelite Radio Holdings,
              1.75%, 12/1/09(a)                                1,430,625
                                                             -----------
                                                               4,935,970
                                                             -----------
             METALS & MINING-1.8%
   750,000   Freeport-McMoran Copper
              Inc., Cv. Senior Notes,
              7.00%, 2/11/11                                   1,076,250
                                                             -----------

 Principal   Corporate Convertible
  Amount      Bonds-(Continued)                                 Value
------------------------------------------------------------------------

             PHARMACEUTICALS-3.2%
$1,150,000   Sepracor, Inc., Cv. Sub. Deb.,
              5.00%, 2/15/07                                 $ 1,151,438
   750,000   Watson Pharmaceuticals,
              1.75%, 3/15/23                                     734,063
                                                             -----------
                                                               1,885,501
                                                             -----------
             REAL ESTATE-1.7%
 1,000,000   Reckson Operating Partnership,
              4.00%, 6/15/25                                   1,003,750
                                                             -----------
             ROAD & RAIL-2.3%
   850,000   Yellow Roadway Corporation,
              Contingent Senior Cv. Notes,
              5.00%, 8/8/23(a)                                 1,403,563
                                                             -----------
             SEMICONDUCTOR EQUIPMENT
              & PRODUCTS-3.1%
 1,150,000   Fairchild Semiconductor
              Corporation, Senior Cv. Sub.
              Notes, 5.00%, 11/1/08                            1,134,183
   725,000   LSI Logic Corporation, Cv. Sub.
              Notes, 4.00%, 11/1/06                              717,750
                                                             -----------
                                                               1,851,933
                                                             -----------
             WIRELESS TELECOMMUNICATION
              SERVICES-1.8%
 1,100,000   Nextel Communications, Inc.,
              Cv. Senior Notes, 5.25%,
              1/15/10                                          1,105,500
                                                             -----------
             Total Corporate Convertible
              Bonds (Cost $29,441,815)                        32,030,281
                                                             -----------
             Corporate Bonds-.8%
   500,000   ALLTEL Corporation, 4.656%,
              5/17/07
              (Cost $507,410)                                    501,801
                                                             -----------

  Shares     Preferred Stock-2.9%
----------
             COMMERCIAL BANKS-.9%
    20,000   HSBC Finance Corporation,
              6.36%, Series B                                    514,800
                                                             -----------
             DIVERSIFIED FINANCIAL
              SERVICES-.6%
    15,000   CIT Group Inc.* 6.35%,
              Series A                                           378,075
                                                             -----------
             INSURANCE-.4%
    10,000   MetLife Inc., 6.5%, Series B                        252,600
                                                             -----------
             MEDIA-1.0%
     7,000   Tribune Co., Exchangeable Sub.
              Deb., 2.00%, 5/15/29                               577,500
                                                             -----------
             Total Preferred Stocks,
             (Cost $1,676,600)                                 1,722,975
                                                             -----------
             Convertible Preferred
              Securities-17.2%
             AUTOMOBILES-1.6%
    38,000   General Motors Corporation,
              4.50%, Cv. Senior Deb.,
              Class A, 3/6/32                                    940,500
                                                             -----------

             Convertible Preferred
  Shares      Securities (Continued)                            Value
------------------------------------------------------------------------

             BANKS-1.1%
    11,700   Washington Mutual Capital
              Trust 2001, 5.375%, Cv. Pfd.
              Income Equity Redeemable
              Securities 3/03/41                             $   635,345
                                                             -----------
              CHEMICALS-.1%
     1,000   Huntsman Corporation*, 5.00%,
              2/16/08                                             50,000
                                                             -----------
             COMMERCIAL BANKS-.7%
    10,550   HSBC Finance Corporation,
              8.875%, 2/15/06                                    434,449
                                                             -----------
             COMMUNICATIONS
              EQUIPMENT-.5%
       325   Lucent Technology Inc., 7.75%,
              Cumulative Convertible Trust,
              3/15/17                                            323,903
                                                             -----------
             DIVERSIFIED FINANCIALS-2.1%
    40,000   Lehman Brothers Holdings Inc.,
              Cv. Pfd., 6.25%, 10/15/07                        1,050,000
     5,000   Merrill Lynch & Co., Inc., 6.75%,
              10/15/07                                           184,570
                                                             -----------
                                                               1,234,570
                                                             -----------
             INSURANCE-4.0%
    21,000   Chubb Corporation (The), 7.00%,
              Equity Units, 8/16/06                              687,750
    69,000   Travelers Property Casualty
              Corp., 4.50%, Cv. Jr. Sub.
              Notes, 4/15/32                                   1,693,950
                                                             -----------
                                                               2,381,700
                                                             -----------
             MEDIA-1.8%
    25,000   Comcast Corporation, 2.00%,
              Exch. Sub. Deb., 10/15/29                        1,075,000
                                                             -----------
             OIL GAS & CONSUMABLE
              FOODS-2.1%
    10,000   Chesapeake Energy Corporation,
              5.00%(a)                                         1,257,500
                                                             -----------
             U.S. GOVERNMENT
              AGENCY-3.2%
        20   Federal National Mortgage
              Association, 5.375%, Cv. Pfd.,
              12/31/49                                         1,906,883
                                                             -----------
              Total Convertible Preferred
               Securities (Cost $9,531,994)                   10,239,850
                                                             -----------
             Mandatory Convertible
              Securities-6.0%
             ENERGY-.9%
    10,000   Dominion Resources Inc., 8.75%,
              Upper DECS Equity Income
              Securities, 5/15/06(b)                             545,000
                                                             -----------
             HEALTH CARE-2.1%
    20,000   Omnicare Capital Trust I, 4.00%,
              Income Equity Redeemable
              Securities, 6/15/33(b)                           1,237,500
                                                             -----------
             INSURANCE-.4%
    10,000   XL Capital Ltd., 6.50%, Equity
              Security Units, 5/15/07(b)                         239,000
                                                             -----------

             Mandatory Convertible
  Shares      Securities-(Continued)                            Value
------------------------------------------------------------------------

             OIL & GAS-1.7%
    10,000   Amerada Hess Corp., 7.00%,
              (ACES), 12/1/06(b)                             $ 1,017,500
                                                             -----------
             PHARMACEUTICALS-.9%
    10,000   Schering-Plough Corporation,
              6.00%, 9/14/07                                     548,750
                                                             -----------
             Total Mandatory Convertible
              Securities (Cost $2,920,615)                     3,587,750
                                                             -----------
             Common Stocks-18.8%
             DIVERSIFIED FINANCIALS-3.2%
    15,000   Bank of America Corporation                         654,000
    17,500   Citigroup Inc.                                      761,250
    15,000   J.P. Morgan Chase & Co.                             527,100
                                                             -----------
                                                               1,942,350
                                                             -----------
             DIVERSIFIED TELECOMMUNICATION
              SERVICES-1.2%
    10,626   ALLTEL Corporation                                  706,629
                                                             -----------
              ELECTRIC UTILITIES-8.1%
    22,572   FPL Group, Inc.                                     973,305
     7,500   FirstEnergy Corp.                                   373,350
    27,500   TXU Corp.                                         2,382,600
    14,000   Entergy Corporation                               1,091,160
                                                             -----------
                                                               4,820,415
                                                             -----------
             GAS COMPANIES-.3%
     4,000   KeySpan Corporation                                 162,760
                                                             -----------

             Common Stocks-
  Shares      (Continued)                                       Value
------------------------------------------------------------------------

             OIL & GAS-3.5%
    10,000   ConocoPhillips                                  $   625,900
     7,062   Kerr-McGee Corporation                              566,443
    15,000   Royal Dutch Petroleum
              Company                                            919,200
                                                             -----------
                                                               2,111,543
                                                             -----------
             PHARMACEUTICALS-1.9%
    20,000   Bristol-Myers Squibb Company                        499,600
    13,000   GlaxoSmithKline PLC                                 616,720
                                                             -----------
                                                               1,116,320
                                                             -----------
             WIRELESS TELECOMMUNICATION
              SERVICES-.6%
    11,000   Verizon Communications Inc.                         376,530
                                                             -----------
              Total Common Stocks
              (Cost $7,545,666)                               11,236,547
                                                             -----------

 Principal
  Amount     Short-Term Investments-.8%
----------

$  478,000   Federal Home Loan Banks,
              2.96%, Due 8/1/05
              (Cost $477,921)                                    477,921
                                                             -----------

Total Investments
 (Cost $52,102,021)(c)                            100.0%       59,797,125
Other Assets in Excess of Liabilities                .0            25,823
                                                  -----       -----------
Net Assets                                        100.0%      $59,822,948
                                                  =====       ===========
Net Asset Value Per Share                                          $26.75
                                                                   ======

--------------------
*     Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are deemed to be liquid and represent 13.6% of net assets of the Fund.
(b)   These securities are required to be converted on the date listed;
      they generally may be converted prior to this date at the option of the holder.
(c) At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $52,102,021 amounted to $7,695,104 which consisted of aggregate gross unrealized appreciation of $8,034,156 and aggregate gross unrealized depreciation of $339,052.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Castle Convertible Fund, Inc.

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Dan C. Chung

President

Date: September 16, 2005

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: September 16, 2005